UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07992

MFS SERIES TRUST XI

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue, Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2022

ITEM 1.	REPORTS TO STOCKHOLDERS.

1(a):

Semiannual Report
March 31, 2022
MFS®  Blended Research®
Core Equity Fund
UNE-SEM

MFS® Blended Research®
Core Equity Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CHAIR AND CEO
Dear Shareholders:
As a result of Russia’s invasion of Ukraine, the danger of wider geopolitical conflict has risen to a level not seen in decades, and this comes as sanctions aimed at countering Russia’s actions are exacerbating already mounting inflation. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. The US Federal Reserve recently raised rates for the first time since 2018 and indicated that it is likely to tighten policy much more over the coming year. Meanwhile, the unsettled geopolitical backdrop and tighter financial conditions have led to increased volatility.
There are, however, encouraging signs for the markets. The number of coronavirus cases outside of Asia remains well below prior peaks, unemployment is low, and there are signs that some global supply chain bottlenecks are beginning to ease, though lockdowns in China and disruptions stemming from Russia's invasion of Ukraine could hamper these advances. Additionally, easier Chinese monetary and regulatory policies and the record pace of corporate stock buybacks are supportive elements, albeit in an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our commitment to long-term investing, we tune out the noise and try to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors over time.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
May 13, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure
Top ten holdings
Microsoft Corp.	7.6%
Apple, Inc.	6.1%
Amazon.com, Inc.	3.8%
Alphabet, Inc., “C”	3.1%
Alphabet, Inc., “A”	2.8%
Johnson & Johnson	2.5%
JPMorgan Chase & Co.	2.1%
McKesson Corp.	1.9%
Accenture PLC, “A”	1.9%
Archer Daniels Midland Co.	1.8%
GICS equity sectors (g)
Information Technology	28.1%
Health Care	14.2%
Consumer Discretionary	11.7%
Financials	11.4%
Communication Services	9.7%
Industrials	7.1%
Consumer Staples	6.1%
Energy	3.6%
Real Estate	3.4%
Utilities	1.9%
Materials	1.8%

(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of March 31, 2022.
The portfolio is actively managed and current holdings may be different.
2

Expense Table
Fund expenses borne by the shareholders during the period,
October 1, 2021 through March 31, 2022
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2021 through March 31, 2022.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
3

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/21	Ending Account Value 3/31/22	Expenses Paid During Period (p) 10/01/21-3/31/22
A	Actual	0.74%	$1,000.00	$1,053.53	$3.79
	Hypothetical (h)	0.74%	$1,000.00	$1,021.24	$3.73
B	Actual	1.49%	$1,000.00	$1,049.42	$7.61
	Hypothetical (h)	1.49%	$1,000.00	$1,017.50	$7.49
C	Actual	1.49%	$1,000.00	$1,049.40	$7.61
	Hypothetical (h)	1.49%	$1,000.00	$1,017.50	$7.49
I	Actual	0.49%	$1,000.00	$1,054.84	$2.51
	Hypothetical (h)	0.49%	$1,000.00	$1,022.49	$2.47
R1	Actual	1.49%	$1,000.00	$1,049.28	$7.61
	Hypothetical (h)	1.49%	$1,000.00	$1,017.50	$7.49
R2	Actual	0.99%	$1,000.00	$1,052.42	$5.07
	Hypothetical (h)	0.99%	$1,000.00	$1,020.00	$4.99
R3	Actual	0.74%	$1,000.00	$1,053.58	$3.79
	Hypothetical (h)	0.74%	$1,000.00	$1,021.24	$3.73
R4	Actual	0.49%	$1,000.00	$1,054.70	$2.51
	Hypothetical (h)	0.49%	$1,000.00	$1,022.49	$2.47
R6	Actual	0.39%	$1,000.00	$1,055.48	$2.00
	Hypothetical (h)	0.39%	$1,000.00	$1,022.99	$1.97
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
4

Portfolio of Investments
3/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.0%
Aerospace & Defense – 1.6%
Honeywell International, Inc.	19,298	$ 3,755,005
Huntington Ingalls Industries, Inc.	13,301	2,652,751
Northrop Grumman Corp.	27,876	12,466,705
		$ 18,874,461
Alcoholic Beverages – 0.2%
Constellation Brands, Inc., “A”	11,734	$ 2,702,575
Apparel Manufacturers – 0.4%
NIKE, Inc., “B”	37,520	$ 5,048,691
Automotive – 2.0%
Ford Motor Co.	120,148	$ 2,031,703
LKQ Corp.	59,111	2,684,230
Tesla, Inc. (a)	17,207	18,542,263
		$ 23,258,196
Biotechnology – 0.9%
Biogen, Inc. (a)	30,456	$ 6,414,034
Gilead Sciences, Inc.	35,042	2,083,247
Moderna, Inc. (a)	7,824	1,347,762
		$ 9,845,043
Brokerage & Asset Managers – 0.6%
Invesco Ltd.	48,917	$ 1,128,026
KKR & Co., Inc.	31,173	1,822,685
Raymond James Financial, Inc.	38,891	4,274,510
		$ 7,225,221
Business Services – 2.0%
Accenture PLC, “A”	64,413	$ 21,721,996
Amdocs Ltd.	17,781	1,461,776
		$ 23,183,772
Cable TV – 1.6%
Charter Communications, Inc., “A” (a)	27,801	$ 15,166,002
Comcast Corp., “A”	65,621	3,072,375
		$ 18,238,377
Chemicals – 0.2%
Eastman Chemical Co.	15,393	$ 1,724,940
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 9.3%
Adobe Systems, Inc. (a)	36,954	$ 16,836,981
Atlassian Corp. PLC, “A” (a)	11,936	3,507,155
Microsoft Corp.	283,752	87,483,579
		$ 107,827,715
Computer Software - Systems – 7.9%
Apple, Inc.	404,296	$ 70,594,124
EPAM Systems, Inc. (a)	4,142	1,228,559
HP, Inc.	248,556	9,022,583
Juniper Networks, Inc.	33,034	1,227,543
ServiceNow, Inc. (a)	6,812	3,793,535
SS&C Technologies Holdings, Inc.	42,448	3,184,449
Zebra Technologies Corp., “A” (a)	4,334	1,792,976
		$ 90,843,769
Construction – 0.7%
Otis Worldwide Corp.	45,586	$ 3,507,843
Sherwin-Williams Co.	17,562	4,383,826
		$ 7,891,669
Consumer Products – 1.2%
Colgate-Palmolive Co.	165,461	$ 12,546,908
Procter & Gamble Co.	7,115	1,087,172
		$ 13,634,080
Consumer Services – 1.2%
Booking Holdings, Inc. (a)	5,770	$ 13,550,556
Electrical Equipment – 1.6%
Johnson Controls International PLC	165,915	$ 10,879,047
TE Connectivity Ltd.	55,932	7,325,973
		$ 18,205,020
Electronics – 6.3%
Advanced Micro Devices (a)	77,334	$ 8,455,700
Applied Materials, Inc.	141,527	18,653,259
Intel Corp.	223,367	11,070,069
NVIDIA Corp.	28,884	7,881,288
NXP Semiconductors N.V.	45,505	8,422,065
Texas Instruments, Inc.	99,480	18,252,590
		$ 72,734,971
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – 2.3%
EOG Resources, Inc.	67,195	$ 8,011,660
Marathon Petroleum Corp.	14,092	1,204,866
Valero Energy Corp.	167,745	17,032,827
		$ 26,249,353
Food & Beverages – 2.9%
Archer Daniels Midland Co.	227,616	$ 20,544,620
J.M. Smucker Co.	35,425	4,796,899
Mondelez International, Inc.	62,385	3,916,531
PepsiCo, Inc.	19,006	3,181,224
Tyson Foods, Inc., “A”	12,674	1,135,971
		$ 33,575,245
Food & Drug Stores – 1.6%
Wal-Mart Stores, Inc.	125,913	$ 18,750,964
Forest & Paper Products – 0.6%
Rayonier, Inc., REIT	64,212	$ 2,640,397
Weyerhaeuser Co., REIT	121,793	4,615,955
		$ 7,256,352
Gaming & Lodging – 0.4%
International Game Technology PLC	74,058	$ 1,827,751
Marriott International, Inc., “A” (a)	18,326	3,220,795
		$ 5,048,546
Health Maintenance Organizations – 2.1%
Cigna Corp.	59,491	$ 14,254,639
Humana, Inc.	20,043	8,722,112
UnitedHealth Group, Inc.	2,518	1,284,104
		$ 24,260,855
Insurance – 4.7%
Ameriprise Financial, Inc.	22,968	$ 6,898,668
Berkshire Hathaway, Inc., “B” (a)	13,956	4,925,212
Equitable Holdings, Inc.	246,660	7,624,261
Everest Re Group Ltd.	53,218	16,038,841
MetLife, Inc.	248,194	17,443,074
Reinsurance Group of America, Inc.	8,784	961,497
		$ 53,891,553
Internet – 7.7%
Alphabet, Inc., “A” (a)	11,738	$ 32,647,486
Alphabet, Inc., “C” (a)	12,775	35,680,447
Gartner, Inc. (a)	18,738	5,573,806
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Internet – continued
Meta Platforms, Inc., “A” (a)	69,749	$ 15,509,388
		$ 89,411,127
Leisure & Toys – 1.6%
Brunswick Corp.	120,594	$ 9,754,849
Electronic Arts, Inc.	29,076	3,678,405
Polaris, Inc.	46,976	4,947,512
		$ 18,380,766
Machinery & Tools – 1.5%
Eaton Corp. PLC	80,160	$ 12,165,081
Regal Rexnord Corp.	37,678	5,605,733
		$ 17,770,814
Major Banks – 5.1%
Bank of America Corp.	161,408	$ 6,653,238
Goldman Sachs Group, Inc.	49,107	16,210,220
JPMorgan Chase & Co.	179,443	24,461,670
Wells Fargo & Co.	235,532	11,413,881
		$ 58,739,009
Medical & Health Technology & Services – 1.9%
McKesson Corp.	73,324	$ 22,446,676
Medical Equipment – 2.8%
Abbott Laboratories	28,927	$ 3,423,799
Boston Scientific Corp. (a)	36,811	1,630,359
Danaher Corp.	13,252	3,887,209
Hologic, Inc. (a)	16,425	1,261,769
Medtronic PLC	118,072	13,100,088
Thermo Fisher Scientific, Inc.	15,257	9,011,547
		$ 32,314,771
Natural Gas - Pipeline – 1.2%
Cheniere Energy, Inc.	95,484	$ 13,238,857
Oil Services – 0.2%
NOV, Inc.	96,327	$ 1,888,972
Other Banks & Diversified Financials – 2.6%
SLM Corp.	645,346	$ 11,848,552
Visa, Inc., “A”	80,454	17,842,284
		$ 29,690,836
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – 6.5%
Eli Lilly & Co.	51,748	$ 14,819,075
Incyte Corp. (a)	13,777	1,094,169
Johnson & Johnson	160,972	28,529,068
Merck & Co., Inc.	233,310	19,143,085
Pfizer, Inc.	22,522	1,165,964
Vertex Pharmaceuticals, Inc. (a)	39,110	10,206,537
		$ 74,957,898
Railroad & Shipping – 1.4%
CSX Corp.	428,721	$ 16,055,601
Real Estate – 2.7%
Extra Space Storage, Inc., REIT	74,868	$ 15,392,861
Life Storage, Inc., REIT	92,904	13,046,509
Spirit Realty Capital, Inc., REIT	71,265	3,279,615
		$ 31,718,985
Restaurants – 1.1%
Starbucks Corp.	94,375	$ 8,585,294
Texas Roadhouse, Inc.	52,845	4,424,712
		$ 13,010,006
Specialty Chemicals – 1.2%
Corteva, Inc.	21,938	$ 1,260,996
DuPont de Nemours, Inc.	45,972	3,382,620
Linde PLC	29,881	9,544,888
		$ 14,188,504
Specialty Stores – 5.3%
Amazon.com, Inc. (a)	13,481	$ 43,947,386
AutoZone, Inc. (a)	3,011	6,156,230
Home Depot, Inc.	31,875	9,541,144
Ross Stores, Inc.	12,737	1,152,189
		$ 60,796,949
Telephone Services – 0.5%
Lumen Technologies, Inc.	522,739	$ 5,891,269
Tobacco – 0.2%
Philip Morris International, Inc.	26,476	$ 2,487,155
Trucking – 1.3%
Knight-Swift Transportation Holdings, Inc.	47,812	$ 2,412,594
United Parcel Service, Inc., “B”	60,096	12,888,188
		$ 15,300,782
9

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – 1.9%
American Electric Power Co., Inc.	13,880	$ 1,384,808
Constellation Energy	103,717	5,834,081
Exelon Corp.	247,772	11,801,380
Vistra Corp.	139,592	3,245,514
		$ 22,265,783
Total Common Stocks (Identified Cost, $739,383,455)		$ 1,144,376,684
Investment Companies (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 0.21% (v) (Identified Cost, $12,322,362)	12,322,362	$ 12,322,362

Other Assets, Less Liabilities – (0.1)%		(586,965)
Net Assets – 100.0%		$ 1,156,112,081

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $12,322,362 and $1,144,376,684, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
10

Financial Statements
Statement of Assets and Liabilities
At 3/31/22 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $739,383,455)	$1,144,376,684
Investments in affiliated issuers, at value (identified cost, $12,322,362)	12,322,362
Receivables for
Fund shares sold	1,134,519
Dividends	724,836
Receivable from investment adviser	33,520
Other assets	2,817
Total assets	$1,158,594,738
Liabilities
Payables for
Fund shares reacquired	$2,091,018
Payable to affiliates
Administrative services fee	929
Shareholder servicing costs	267,156
Distribution and service fees	8,035
Payable for independent Trustees' compensation	3,414
Accrued expenses and other liabilities	112,105
Total liabilities	$2,482,657
Net assets	$1,156,112,081
Net assets consist of
Paid-in capital	$690,714,674
Total distributable earnings (loss)	465,397,407
Net assets	$1,156,112,081
Shares of beneficial interest outstanding	36,556,079
11

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$222,597,639	7,087,558	$31.41
Class B	13,691,784	458,195	29.88
Class C	39,675,817	1,355,097	29.28
Class I	552,279,299	17,265,278	31.99
Class R1	1,383,998	46,815	29.56
Class R2	45,185,350	1,526,230	29.61
Class R3	45,642,309	1,458,905	31.29
Class R4	10,277,548	325,367	31.59
Class R6	225,378,337	7,032,634	32.05

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $33.33 [100 / 94.25 x $31.41]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
12

Financial Statements
Statement of Operations
Six months ended 3/31/22 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$8,753,083
Other	24,571
Dividends from affiliated issuers	3,287
Foreign taxes withheld	(9,678)
Total investment income	$8,771,263
Expenses
Management fee	$2,318,453
Distribution and service fees	766,505
Shareholder servicing costs	528,203
Administrative services fee	83,054
Independent Trustees' compensation	8,900
Custodian fee	28,334
Shareholder communications	33,960
Audit and tax fees	28,978
Legal fees	3,041
Miscellaneous	95,423
Total expenses	$3,894,851
Reduction of expenses by investment adviser and distributor	(375,873)
Net expenses	$3,518,978
Net investment income (loss)	$5,252,285
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$62,179,022
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(3,795,255)
Net realized and unrealized gain (loss)	$58,383,767
Change in net assets from operations	$63,636,052
See Notes to Financial Statements
13

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	3/31/22 (unaudited)	9/30/21
Change in net assets
From operations
Net investment income (loss)	$5,252,285	$10,092,349
Net realized gain (loss)	62,179,022	187,886,545
Net unrealized gain (loss)	(3,795,255)	117,133,226
Change in net assets from operations	$63,636,052	$315,112,120
Total distributions to shareholders	$(171,984,596)	$(78,659,212)
Change in net assets from fund share transactions	$115,930,918	$(160,482,968)
Total change in net assets	$7,582,374	$75,969,940
Net assets
At beginning of period	1,148,529,707	1,072,559,767
At end of period	$1,156,112,081	$1,148,529,707
See Notes to Financial Statements
14

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	3/31/22 (unaudited)	9/30/21	9/30/20	9/30/19	9/30/18	9/30/17
Net asset value, beginning of period	$34.76	$28.49	$26.52	$29.79	$26.59	$23.16
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.24	$0.28	$0.33	$0.31	$0.27
Net realized and unrealized gain (loss)	1.82	8.10	3.08	(0.93)	3.79	3.39
Total from investment operations	$1.95	$8.34	$3.36	$(0.60)	$4.10	$3.66
Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.26)	$(0.38)	$(0.39)	$(0.33)	$(0.23)
From net realized gain	(5.08)	(1.81)	(1.01)	(2.28)	(0.57)	—
Total distributions declared to shareholders	$(5.30)	$(2.07)	$(1.39)	$(2.67)	$(0.90)	$(0.23)
Net asset value, end of period (x)	$31.41	$34.76	$28.49	$26.52	$29.79	$26.59
Total return (%) (r)(s)(t)(x)	5.35(n)	30.69	12.88	(0.62)	15.72	15.92
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.80(a)	0.81	0.82	0.82	0.81	0.84
Expenses after expense reductions	0.74(a)	0.74	0.74	0.74	0.74	0.74
Net investment income (loss)	0.76(a)	0.74	1.04	1.29	1.10	1.11
Portfolio turnover	20(n)	57	63	53	64	62
Net assets at end of period (000 omitted)	$222,598	$221,508	$243,181	$251,505	$303,929	$271,188
See Notes to Financial Statements
15

Financial Highlights – continued
Class B	Six months ended	Year ended
	3/31/22 (unaudited)	9/30/21	9/30/20	9/30/19	9/30/18	9/30/17
Net asset value, beginning of period	$33.22	$27.30	$25.47	$28.68	$25.62	$22.34
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00(w)	$(0.00)(w)	$0.08	$0.13	$0.09	$0.09
Net realized and unrealized gain (loss)	1.74	7.76	2.94	(0.87)	3.66	3.26
Total from investment operations	$1.74	$7.76	$3.02	$(0.74)	$3.75	$3.35
Less distributions declared to shareholders
From net investment income	$—	$(0.03)	$(0.18)	$(0.19)	$(0.12)	$(0.07)
From net realized gain	(5.08)	(1.81)	(1.01)	(2.28)	(0.57)	—
Total distributions declared to shareholders	$(5.08)	$(1.84)	$(1.19)	$(2.47)	$(0.69)	$(0.07)
Net asset value, end of period (x)	$29.88	$33.22	$27.30	$25.47	$28.68	$25.62
Total return (%) (r)(s)(t)(x)	4.94(n)	29.70	12.03	(1.33)	14.84	15.05
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.56(a)	1.55	1.57	1.57	1.56	1.59
Expenses after expense reductions	1.49(a)	1.49	1.49	1.49	1.49	1.49
Net investment income (loss)	0.01(a)	(0.01)	0.29	0.54	0.33	0.36
Portfolio turnover	20(n)	57	63	53	64	62
Net assets at end of period (000 omitted)	$13,692	$15,538	$15,562	$18,064	$21,577	$21,193
See Notes to Financial Statements
16

Financial Highlights – continued
Class C	Six months ended	Year ended
	3/31/22 (unaudited)	9/30/21	9/30/20	9/30/19	9/30/18	9/30/17
Net asset value, beginning of period	$32.65	$26.85	$25.06	$28.27	$25.26	$22.03
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00(w)	$(0.00)(w)	$0.07	$0.13	$0.09	$0.09
Net realized and unrealized gain (loss)	1.71	7.65	2.90	(0.88)	3.61	3.21
Total from investment operations	$1.71	$7.65	$2.97	$(0.75)	$3.70	$3.30
Less distributions declared to shareholders
From net investment income	$—	$(0.04)	$(0.17)	$(0.18)	$(0.12)	$(0.07)
From net realized gain	(5.08)	(1.81)	(1.01)	(2.28)	(0.57)	—
Total distributions declared to shareholders	$(5.08)	$(1.85)	$(1.18)	$(2.46)	$(0.69)	$(0.07)
Net asset value, end of period (x)	$29.28	$32.65	$26.85	$25.06	$28.27	$25.26
Total return (%) (r)(s)(t)(x)	4.94(n)	29.76	12.02	(1.37)	14.86	15.03
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.56(a)	1.55	1.57	1.57	1.56	1.59
Expenses after expense reductions	1.49(a)	1.49	1.49	1.49	1.49	1.49
Net investment income (loss)	0.01(a)	(0.02)	0.29	0.54	0.33	0.36
Portfolio turnover	20(n)	57	63	53	64	62
Net assets at end of period (000 omitted)	$39,676	$45,369	$44,725	$53,788	$70,299	$74,489
See Notes to Financial Statements
17

Financial Highlights – continued
Class I	Six months ended	Year ended
	3/31/22 (unaudited)	9/30/21	9/30/20	9/30/19	9/30/18	9/30/17
Net asset value, beginning of period	$35.38	$28.96	$26.94	$30.23	$26.96	$23.48
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.33	$0.35	$0.40	$0.38	$0.34
Net realized and unrealized gain (loss)	1.86	8.24	3.13	(0.94)	3.85	3.43
Total from investment operations	$2.03	$8.57	$3.48	$(0.54)	$4.23	$3.77
Less distributions declared to shareholders
From net investment income	$(0.34)	$(0.34)	$(0.45)	$(0.47)	$(0.39)	$(0.29)
From net realized gain	(5.08)	(1.81)	(1.01)	(2.28)	(0.57)	—
Total distributions declared to shareholders	$(5.42)	$(2.15)	$(1.46)	$(2.75)	$(0.96)	$(0.29)
Net asset value, end of period (x)	$31.99	$35.38	$28.96	$26.94	$30.23	$26.96
Total return (%) (r)(s)(t)(x)	5.48(n)	31.03	13.15	(0.39)	16.00	16.17
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.55(a)	0.56	0.57	0.57	0.56	0.59
Expenses after expense reductions	0.49(a)	0.49	0.49	0.49	0.49	0.49
Net investment income (loss)	1.01(a)	0.99	1.29	1.52	1.34	1.34
Portfolio turnover	20(n)	57	63	53	64	62
Net assets at end of period (000 omitted)	$552,279	$533,711	$465,900	$392,729	$498,169	$640,745
See Notes to Financial Statements
18

Financial Highlights – continued
Class R1	Six months ended	Year ended
	3/31/22 (unaudited)	9/30/21	9/30/20	9/30/19	9/30/18	9/30/17
Net asset value, beginning of period	$32.92	$27.10	$25.18	$28.39	$25.38	$22.13
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00(w)	$(0.00)(w)	$0.13	$0.13	$0.09	$0.09
Net realized and unrealized gain (loss)	1.72	7.71	2.80	(0.87)	3.62	3.23
Total from investment operations	$1.72	$7.71	$2.93	$(0.74)	$3.71	$3.32
Less distributions declared to shareholders
From net investment income	$—	$(0.08)	$—	$(0.19)	$(0.13)	$(0.07)
From net realized gain	(5.08)	(1.81)	(1.01)	(2.28)	(0.57)	—
Total distributions declared to shareholders	$(5.08)	$(1.89)	$(1.01)	$(2.47)	$(0.70)	$(0.07)
Net asset value, end of period (x)	$29.56	$32.92	$27.10	$25.18	$28.39	$25.38
Total return (%) (r)(s)(t)(x)	4.93(n)	29.76	11.79	(1.33)	14.84	15.04
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.56(a)	1.55	1.58	1.57	1.56	1.59
Expenses after expense reductions	1.49(a)	1.49	1.49	1.49	1.49	1.49
Net investment income (loss)	0.01(a)	(0.01)	0.49	0.54	0.33	0.36
Portfolio turnover	20(n)	57	63	53	64	62
Net assets at end of period (000 omitted)	$1,384	$1,333	$1,084	$10,895	$13,185	$14,665
See Notes to Financial Statements
19

Financial Highlights – continued
Class R2	Six months ended	Year ended
	3/31/22 (unaudited)	9/30/21	9/30/20	9/30/19	9/30/18	9/30/17
Net asset value, beginning of period	$33.02	$27.16	$25.32	$28.58	$25.58	$22.31
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.15	$0.20	$0.26	$0.23	$0.20
Net realized and unrealized gain (loss)	1.74	7.70	2.94	(0.90)	3.65	3.25
Total from investment operations	$1.82	$7.85	$3.14	$(0.64)	$3.88	$3.45
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.18)	$(0.29)	$(0.34)	$(0.31)	$(0.18)
From net realized gain	(5.08)	(1.81)	(1.01)	(2.28)	(0.57)	—
Total distributions declared to shareholders	$(5.23)	$(1.99)	$(1.30)	$(2.62)	$(0.88)	$(0.18)
Net asset value, end of period (x)	$29.61	$33.02	$27.16	$25.32	$28.58	$25.58
Total return (%) (r)(s)(t)(x)	5.24(n)	30.33	12.60	(0.87)	15.47	15.56
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.06(a)	1.05	1.07	1.07	1.06	1.09
Expenses after expense reductions	0.99(a)	0.99	0.99	0.99	0.99	0.99
Net investment income (loss)	0.51(a)	0.49	0.79	1.04	0.85	0.86
Portfolio turnover	20(n)	57	63	53	64	62
Net assets at end of period (000 omitted)	$45,185	$48,557	$45,533	$52,605	$73,655	$41,539
See Notes to Financial Statements
20

Financial Highlights – continued
Class R3	Six months ended	Year ended
	3/31/22 (unaudited)	9/30/21	9/30/20	9/30/19	9/30/18	9/30/17
Net asset value, beginning of period	$34.66	$28.40	$26.44	$29.69	$26.49	$23.08
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.24	$0.28	$0.33	$0.31	$0.27
Net realized and unrealized gain (loss)	1.82	8.08	3.06	(0.92)	3.78	3.37
Total from investment operations	$1.95	$8.32	$3.34	$(0.59)	$4.09	$3.64
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.25)	$(0.37)	$(0.38)	$(0.32)	$(0.23)
From net realized gain	(5.08)	(1.81)	(1.01)	(2.28)	(0.57)	—
Total distributions declared to shareholders	$(5.32)	$(2.06)	$(1.38)	$(2.66)	$(0.89)	$(0.23)
Net asset value, end of period (x)	$31.29	$34.66	$28.40	$26.44	$29.69	$26.49
Total return (%) (r)(s)(t)(x)	5.36(n)	30.71	12.84	(0.60)	15.73	15.89
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.80(a)	0.81	0.82	0.82	0.81	0.84
Expenses after expense reductions	0.74(a)	0.74	0.74	0.74	0.74	0.74
Net investment income (loss)	0.76(a)	0.73	1.05	1.28	1.11	1.11
Portfolio turnover	20(n)	57	63	53	64	62
Net assets at end of period (000 omitted)	$45,642	$50,589	$59,630	$77,311	$113,415	$110,105
See Notes to Financial Statements
21

Financial Highlights – continued
Class R4	Six months ended	Year ended
	3/31/22 (unaudited)	9/30/21	9/30/20	9/30/19	9/30/18	9/30/17
Net asset value, beginning of period	$34.99	$28.65	$26.66	$29.96	$26.72	$23.27
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.32	$0.35	$0.40	$0.38	$0.34
Net realized and unrealized gain (loss)	1.83	8.16	3.09	(0.95)	3.82	3.40
Total from investment operations	$2.00	$8.48	$3.44	$(0.55)	$4.20	$3.74
Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.33)	$(0.44)	$(0.47)	$(0.39)	$(0.29)
From net realized gain	(5.08)	(1.81)	(1.01)	(2.28)	(0.57)	—
Total distributions declared to shareholders	$(5.40)	$(2.14)	$(1.45)	$(2.75)	$(0.96)	$(0.29)
Net asset value, end of period (x)	$31.59	$34.99	$28.65	$26.66	$29.96	$26.72
Total return (%) (r)(s)(t)(x)	5.47(n)	31.06	13.15	(0.39)	16.02	16.20
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.55(a)	0.56	0.57	0.57	0.56	0.59
Expenses after expense reductions	0.49(a)	0.49	0.49	0.49	0.49	0.49
Net investment income (loss)	1.01(a)	0.99	1.28	1.54	1.34	1.36
Portfolio turnover	20(n)	57	63	53	64	62
Net assets at end of period (000 omitted)	$10,278	$12,391	$16,640	$23,253	$44,630	$43,741
See Notes to Financial Statements
22

Financial Highlights – continued
Class R6	Six months ended	Year ended
	3/31/22 (unaudited)	9/30/21	9/30/20	9/30/19	9/30/18	9/30/17
Net asset value, beginning of period	$35.45	$29.02	$26.99	$30.29	$27.01	$23.52
Income (loss) from investment operations
Net investment income (loss) (d)	$0.19	$0.36	$0.38	$0.43	$0.41	$0.37
Net realized and unrealized gain (loss)	1.86	8.24	3.14	(0.94)	3.86	3.43
Total from investment operations	$2.05	$8.60	$3.52	$(0.51)	$4.27	$3.80
Less distributions declared to shareholders
From net investment income	$(0.37)	$(0.36)	$(0.48)	$(0.51)	$(0.42)	$(0.31)
From net realized gain	(5.08)	(1.81)	(1.01)	(2.28)	(0.57)	—
Total distributions declared to shareholders	$(5.45)	$(2.17)	$(1.49)	$(2.79)	$(0.99)	$(0.31)
Net asset value, end of period (x)	$32.05	$35.45	$29.02	$26.99	$30.29	$27.01
Total return (%) (r)(s)(t)(x)	5.55(n)	31.13	13.28	(0.25)	16.13	16.31
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.45(a)	0.45	0.46	0.46	0.45	0.47
Expenses after expense reductions	0.39(a)	0.39	0.38	0.38	0.38	0.37
Net investment income (loss)	1.11(a)	1.09	1.40	1.64	1.45	1.48
Portfolio turnover	20(n)	57	63	53	64	62
Net assets at end of period (000 omitted)	$225,378	$219,533	$180,306	$171,658	$220,856	$217,799

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
23

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Blended Research Core Equity Fund (the fund) is a diversified series of MFS Series Trust XI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the
24

Notes to Financial Statements (unaudited) - continued
adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$1,144,376,684	$—	$—	$1,144,376,684
Mutual Funds	12,322,362	—	—	12,322,362
Total	$1,156,699,046	$—	$—	$1,156,699,046
For further information regarding security characteristics, see the Portfolio of Investments.
25

Notes to Financial Statements (unaudited) - continued
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
26

Notes to Financial Statements (unaudited) - continued
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 9/30/21
Ordinary income (including any short-term capital gains)	$15,993,738
Long-term capital gains	62,665,474
Total distributions	$78,659,212
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 3/31/22
Cost of investments	$755,601,186
Gross appreciation	419,069,518
Gross depreciation	(17,971,658)
Net unrealized appreciation (depreciation)	$401,097,860
As of 9/30/21
Undistributed ordinary income	52,795,416
Undistributed long-term capital gain	116,057,419
Net unrealized appreciation (depreciation)	404,893,116
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 3/31/22	Year ended 9/30/21
Class A	$33,423,401	$17,553,690
Class B	2,234,558	996,778
Class C	6,661,137	2,922,697
Class I	80,514,448	35,171,904
Class R1	199,693	76,997
Class R2	7,300,378	3,238,481
Class R3	7,378,223	4,051,354
Class R4	1,603,043	1,141,622
Class R6	32,669,715	13,505,689
Total	$171,984,596	$78,659,212
27

Notes to Financial Statements (unaudited) - continued
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.40%
In excess of $1 billion and up to $2.5 billion	0.375%
In excess of $2.5 billion	0.35%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. Effective March 1, 2022, MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until January 31, 2024. For the six months ended March 31, 2022, this management fee reduction amounted to $81,424, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended March 31, 2022 was equivalent to an annual effective rate of 0.38% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
0.74%	1.49%	1.49%	0.49%	1.49%	0.99%	0.74%	0.49%	0.42%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until January 31, 2023. For the six months ended March 31, 2022, this reduction amounted to $294,312, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $15,054 for the six months ended March 31, 2022, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
28

Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 283,632
Class B	0.75%	0.25%	1.00%	1.00%	74,883
Class C	0.75%	0.25%	1.00%	1.00%	220,194
Class R1	0.75%	0.25%	1.00%	1.00%	6,794
Class R2	0.25%	0.25%	0.50%	0.50%	118,950
Class R3	—	0.25%	0.25%	0.25%	62,052
Total Distribution and Service Fees					$766,505
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended March 31, 2022 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended March 31, 2022, this rebate amounted to $4, $5, and $128 for Class A, Class C, and Class R3, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2022, were as follows:
Amount
Class A	$80
Class B	2,202
Class C	444
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended March 31, 2022, the fee was $25,384, which equated to 0.0043% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended March 31, 2022, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $502,819.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these
29

Notes to Financial Statements (unaudited) - continued
services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended March 31, 2022 was equivalent to an annual effective rate of 0.0142% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended March 31, 2022, this reimbursement amounted to $24,571, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended March 31, 2022, purchases and sales of investments, other than short-term obligations, aggregated $235,511,058 and $289,080,442, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 3/31/22		Year ended 9/30/21
	Shares	Amount	Shares	Amount
Shares sold
Class A	481,271	$15,579,561	1,334,413	$41,998,464
Class B	4,314	132,994	1,267	36,804
Class C	26,528	796,430	47,122	1,426,388
Class I	1,729,606	57,651,161	5,839,587	197,867,677
Class R1	2,825	87,673	6,333	194,416
Class R2	120,394	3,816,311	268,137	8,346,913
Class R3	158,062	5,126,441	178,172	5,750,403
Class R4	27,510	895,173	144,170	4,761,994
Class R6	441,058	13,970,885	1,313,685	43,683,747
	2,991,568	$98,056,629	9,132,886	$304,066,806
30

Notes to Financial Statements (unaudited) - continued
	Six months ended 3/31/22		Year ended 9/30/21
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	936,278	$29,904,719	387,971	$11,309,359
Class B	71,839	2,188,229	34,830	976,286
Class C	221,632	6,613,497	104,347	2,873,716
Class I	2,442,390	79,402,101	1,168,902	34,611,176
Class R1	6,628	199,693	2,773	76,997
Class R2	242,296	7,300,378	116,688	3,238,090
Class R3	231,874	7,378,223	139,365	4,051,354
Class R4	49,939	1,603,043	38,990	1,141,622
Class R6	971,665	31,637,404	436,470	12,941,348
	5,174,541	$166,227,287	2,430,336	$71,219,948
Shares reacquired
Class A	(702,660)	$(22,814,162)	(3,885,679)	$(133,712,317)
Class B	(85,708)	(2,711,704)	(138,475)	(4,229,837)
Class C	(282,823)	(8,646,617)	(427,144)	(12,690,948)
Class I	(1,991,653)	(68,128,500)	(8,010,040)	(263,017,758)
Class R1	(3,141)	(101,037)	(8,605)	(280,351)
Class R2	(306,810)	(9,752,386)	(591,227)	(18,452,028)
Class R3	(390,654)	(12,810,388)	(957,444)	(30,186,746)
Class R4	(106,248)	(3,691,725)	(409,706)	(13,639,703)
Class R6	(572,201)	(19,696,479)	(1,772,030)	(59,560,034)
	(4,441,898)	$(148,352,998)	(16,200,350)	$(535,769,722)
Net change
Class A	714,889	$22,670,118	(2,163,295)	$(80,404,494)
Class B	(9,555)	(390,481)	(102,378)	(3,216,747)
Class C	(34,663)	(1,236,690)	(275,675)	(8,390,844)
Class I	2,180,343	68,924,762	(1,001,551)	(30,538,905)
Class R1	6,312	186,329	501	(8,938)
Class R2	55,880	1,364,303	(206,402)	(6,867,025)
Class R3	(718)	(305,724)	(639,907)	(20,384,989)
Class R4	(28,799)	(1,193,509)	(226,546)	(7,736,087)
Class R6	840,522	25,911,810	(21,875)	(2,934,939)
	3,724,211	$115,930,918	(4,637,128)	$(160,482,968)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Lifetime 2040 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime Income Fund, and the MFS Lifetime
31

Notes to Financial Statements (unaudited) - continued
2025 Fund were each the owners of record of approximately 3%, 3%, 2%, 2%, 2%, 1%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2020 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, and the MFS Lifetime 2065 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of Daily Simple SOFR plus 0.10%, the Federal Funds Effective Rate, and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended March 31, 2022, the fund’s commitment fee and interest expense were $2,190 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$7,530,565	$74,554,366	$69,762,569	$—	$—	$12,322,362

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$3,287	$—
(8) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication
32

Notes to Financial Statements (unaudited) - continued
of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
(9) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.
33

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2022 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2021 to December 31, 2021 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
34

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
35

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
March 31, 2022
MFS®  Mid Cap Value Fund
MDV-SEM

MFS® Mid Cap Value Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CHAIR AND CEO
Dear Shareholders:
As a result of Russia’s invasion of Ukraine, the danger of wider geopolitical conflict has risen to a level not seen in decades, and this comes as sanctions aimed at countering Russia’s actions are exacerbating already mounting inflation. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. The US Federal Reserve recently raised rates for the first time since 2018 and indicated that it is likely to tighten policy much more over the coming year. Meanwhile, the unsettled geopolitical backdrop and tighter financial conditions have led to increased volatility.
There are, however, encouraging signs for the markets. The number of coronavirus cases outside of Asia remains well below prior peaks, unemployment is low, and there are signs that some global supply chain bottlenecks are beginning to ease, though lockdowns in China and disruptions stemming from Russia's invasion of Ukraine could hamper these advances. Additionally, easier Chinese monetary and regulatory policies and the record pace of corporate stock buybacks are supportive elements, albeit in an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our commitment to long-term investing, we tune out the noise and try to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors over time.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
May 13, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

Portfolio Composition
Portfolio structure
Top ten holdings
KBR, Inc.	1.2%
Hartford Financial Services Group, Inc.	1.2%
Life Storage, Inc., REIT	1.2%
Pioneer Natural Resources Co.	1.1%
Devon Energy Corp.	1.1%
Johnson Controls International PLC	1.1%
Arthur J. Gallagher & Co.	1.1%
Mid-America Apartment Communities, Inc., REIT	1.1%
Dollar Tree, Inc.	1.0%
Eaton Corp. PLC	1.0%
GICS equity sectors (g)
Financials	20.2%
Industrials	16.3%
Consumer Discretionary	9.8%
Materials	8.9%
Utilities	8.1%
Information Technology	7.4%
Health Care	7.1%
Real Estate	6.8%
Energy	6.7%
Consumer Staples	4.0%
Communication Services	1.7%

(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of March 31, 2022.
The portfolio is actively managed and current holdings may be different.

Expense Table
Fund expenses borne by the shareholders during the period,
October 1, 2021 through March 31, 2022
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2021 through March 31, 2022.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/21	Ending Account Value 3/31/22	Expenses Paid During Period (p) 10/01/21-3/31/22
A	Actual	0.98%	$1,000.00	$1,072.50	$5.06
	Hypothetical (h)	0.98%	$1,000.00	$1,020.04	$4.94
B	Actual	1.73%	$1,000.00	$1,068.42	$8.92
	Hypothetical (h)	1.73%	$1,000.00	$1,016.31	$8.70
C	Actual	1.73%	$1,000.00	$1,068.07	$8.92
	Hypothetical (h)	1.73%	$1,000.00	$1,016.31	$8.70
I	Actual	0.73%	$1,000.00	$1,074.00	$3.77
	Hypothetical (h)	0.73%	$1,000.00	$1,021.29	$3.68
R1	Actual	1.73%	$1,000.00	$1,068.34	$8.92
	Hypothetical (h)	1.73%	$1,000.00	$1,016.31	$8.70
R2	Actual	1.23%	$1,000.00	$1,070.88	$6.35
	Hypothetical (h)	1.23%	$1,000.00	$1,018.80	$6.19
R3	Actual	0.98%	$1,000.00	$1,072.37	$5.06
	Hypothetical (h)	0.98%	$1,000.00	$1,020.04	$4.94
R4	Actual	0.73%	$1,000.00	$1,073.53	$3.77
	Hypothetical (h)	0.73%	$1,000.00	$1,021.29	$3.68
R6	Actual	0.61%	$1,000.00	$1,074.33	$3.15
	Hypothetical (h)	0.61%	$1,000.00	$1,021.89	$3.07
529A	Actual	1.02%	$1,000.00	$1,072.25	$5.27
	Hypothetical (h)	1.02%	$1,000.00	$1,019.85	$5.14
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
Notes to Expense Table
Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class 529A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

Portfolio of Investments
3/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 96.7%
Aerospace & Defense – 3.5%
Howmet Aerospace, Inc.	3,332,267	$ 119,761,676
KBR, Inc.	3,667,977	200,748,381
L3Harris Technologies, Inc.	590,635	146,755,079
Leidos Holdings, Inc.	1,090,260	117,769,885
		$ 585,035,021
Airlines – 1.0%
Alaska Air Group, Inc. (a)	1,229,654	$ 71,332,229
Delta Air Lines, Inc. (a)	2,160,978	85,509,899
		$ 156,842,128
Apparel Manufacturers – 0.9%
PVH Corp.	683,925	$ 52,395,494
Skechers USA, Inc., “A” (a)	2,555,543	104,163,933
		$ 156,559,427
Automotive – 2.0%
Aptiv PLC (a)	705,543	$ 84,460,553
Lear Corp.	603,402	86,039,091
LKQ Corp.	3,519,062	159,800,605
		$ 330,300,249
Broadcasting – 0.4%
Discovery Communications, Inc., “C” (a)	2,720,301	$ 67,925,916
Brokerage & Asset Managers – 3.4%
Apollo Global Management, Inc.	2,675,116	$ 165,830,441
Cboe Global Markets, Inc.	764,824	87,511,162
Invesco Ltd.	3,179,411	73,317,218
Raymond James Financial, Inc.	1,513,143	166,309,547
TPG, Inc. (a)	2,002,039	60,341,455
		$ 553,309,823
Business Services – 1.6%
Amdocs Ltd.	1,682,710	$ 138,335,589
Global Payments, Inc.	874,716	119,696,138
		$ 258,031,727

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Chemicals – 2.1%
Celanese Corp.	781,267	$ 111,619,616
Eastman Chemical Co.	1,449,035	162,378,862
FMC Corp.	612,733	80,617,281
		$ 354,615,759
Computer Software – 0.8%
Black Knight, Inc. (a)	1,422,741	$ 82,504,751
Dun & Bradstreet Holdings, Inc. (a)	3,113,468	54,547,959
		$ 137,052,710
Computer Software - Systems – 1.5%
NCR Corp. (a)	1,239,313	$ 49,807,990
Verint Systems, Inc. (a)	1,091,960	56,454,332
Zebra Technologies Corp., “A” (a)	323,349	133,769,481
		$ 240,031,803
Construction – 5.0%
Armstrong World Industries, Inc.	612,483	$ 55,129,595
Builders FirstSource, Inc. (a)	749,630	48,381,120
Fortune Brands Home & Security, Inc.	1,072,978	79,700,806
Masco Corp.	1,995,462	101,768,562
Mid-America Apartment Communities, Inc., REIT	829,286	173,693,953
Stanley Black & Decker, Inc.	947,836	132,497,994
Toll Brothers, Inc.	2,979,832	140,111,701
Vulcan Materials Co.	531,189	97,579,419
		$ 828,863,150
Consumer Products – 1.3%
Energizer Holdings, Inc.	1,561,761	$ 48,039,768
International Flavors & Fragrances, Inc.	450,462	59,159,175
Newell Brands, Inc.	4,688,069	100,371,557
		$ 207,570,500
Consumer Services – 0.5%
Grand Canyon Education, Inc. (a)	920,360	$ 89,376,160
Containers – 2.7%
Berry Global, Inc. (a)	1,823,605	$ 105,696,145
Crown Holdings, Inc.	996,889	124,700,845
Graphic Packaging Holding Co.	5,722,796	114,684,832
WestRock Co.	2,178,962	102,476,583
		$ 447,558,405

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 2.4%
Johnson Controls International PLC	2,697,238	$ 176,857,896
Sensata Technologies Holding PLC (a)	2,097,011	106,633,009
TE Connectivity Ltd.	805,311	105,479,635
		$ 388,970,540
Electronics – 2.3%
Corning, Inc.	2,892,302	$ 106,754,867
NXP Semiconductors N.V.	738,186	136,623,465
ON Semiconductor Corp. (a)	2,203,586	137,966,519
		$ 381,344,851
Energy - Independent – 5.0%
Coterra Energy, Inc.	3,114,588	$ 84,000,439
Devon Energy Corp.	3,055,309	180,660,421
Diamondback Energy, Inc.	1,054,094	144,495,206
Hess Corp.	1,279,183	136,923,748
Pioneer Natural Resources Co.	738,509	184,649,405
Valero Energy Corp.	967,365	98,226,242
		$ 828,955,461
Energy - Renewables – 0.9%
AES Corp.	5,721,393	$ 147,211,442
Engineering - Construction – 0.5%
Quanta Services, Inc.	614,004	$ 80,809,066
Food & Beverages – 2.3%
Coca-Cola Europacific Partners PLC	1,686,971	$ 82,003,660
Ingredion, Inc.	1,122,120	97,792,758
J.M. Smucker Co.	680,583	92,157,744
Kellogg Co.	1,582,032	102,025,244
		$ 373,979,406
Food & Drug Stores – 0.7%
Albertsons Cos., Inc., “A”	3,528,974	$ 117,338,385
Gaming & Lodging – 0.8%
Hyatt Hotels Corp. (a)	753,180	$ 71,891,031
International Game Technology PLC	2,281,266	56,301,645
		$ 128,192,676
General Merchandise – 1.0%
Dollar Tree, Inc. (a)	1,079,376	$ 172,862,066

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 8.1%
American International Group, Inc.	1,498,673	$ 94,071,704
Arthur J. Gallagher & Co.	1,007,711	175,946,341
Assurant, Inc.	833,847	151,618,400
Cincinnati Financial Corp.	486,309	66,118,572
Equitable Holdings, Inc.	4,466,606	138,062,791
Everest Re Group Ltd.	472,143	142,294,457
Hanover Insurance Group, Inc.	536,638	80,238,114
Hartford Financial Services Group, Inc.	2,762,918	198,405,142
Reinsurance Group of America, Inc.	728,611	79,753,760
Voya Financial, Inc.	1,083,673	71,901,703
Willis Towers Watson PLC	600,726	141,903,496
		$ 1,340,314,480
Leisure & Toys – 1.9%
Brunswick Corp.	1,100,041	$ 88,982,317
Electronic Arts, Inc.	638,566	80,784,985
Mattel, Inc. (a)	3,636,924	80,776,082
Polaris, Inc.	527,289	55,534,077
		$ 306,077,461
Machinery & Tools – 4.5%
Eaton Corp. PLC	1,122,508	$ 170,351,814
Ingersoll Rand, Inc.	2,210,382	111,292,734
ITT, Inc.	955,238	71,843,450
PACCAR, Inc.	1,629,614	143,520,105
Regal Rexnord Corp.	895,347	133,209,726
Wabtec Corp.	1,129,398	108,614,206
		$ 738,832,035
Major Banks – 2.0%
Comerica, Inc.	1,243,395	$ 112,440,210
KeyCorp	5,579,907	124,878,319
State Street Corp.	1,038,538	90,477,430
		$ 327,795,959
Medical & Health Technology & Services – 3.9%
AmerisourceBergen Corp.	923,454	$ 142,867,568
ICON PLC (a)	444,124	108,019,839
Laboratory Corp. of America Holdings (a)	429,745	113,306,567
Quest Diagnostics, Inc.	743,627	101,772,791
Syneos Health, Inc. (a)	760,250	61,542,238
Universal Health Services, Inc.	855,779	124,045,166
		$ 651,554,169

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 2.7%
Dentsply Sirona, Inc.	2,393,068	$ 117,786,807
Hologic, Inc. (a)	965,822	74,194,446
PerkinElmer, Inc.	770,993	134,507,439
Zimmer Biomet Holdings, Inc.	907,470	116,065,413
		$ 442,554,105
Natural Gas - Distribution – 0.4%
Atmos Energy Corp.	525,416	$ 62,781,958
Natural Gas - Pipeline – 1.2%
Plains GP Holdings LP	6,642,342	$ 76,719,050
Targa Resources Corp.	1,524,437	115,049,260
		$ 191,768,310
Network & Telecom – 0.9%
Motorola Solutions, Inc.	599,838	$ 145,280,764
Oil Services – 0.5%
Halliburton Co.	2,376,374	$ 89,993,283
Other Banks & Diversified Financials – 6.7%
Discover Financial Services	1,069,022	$ 117,795,534
East West Bancorp, Inc.	1,057,055	83,528,486
Element Fleet Management Corp.	6,167,253	59,691,846
Northern Trust Corp.	1,029,204	119,850,806
Prosperity Bancshares, Inc.	1,142,674	79,278,722
Signature Bank	365,796	107,357,468
SLM Corp.	7,252,047	133,147,583
SVB Financial Group (a)	174,417	97,577,590
Umpqua Holdings Corp.	4,797,723	90,485,056
Wintrust Financial Corp.	844,830	78,510,052
Zions Bancorp NA	2,230,380	146,223,713
		$ 1,113,446,856
Pharmaceuticals – 0.5%
Organon & Co.	2,350,763	$ 82,112,152
Pollution Control – 1.1%
GFL Environmental, Inc.	1,634,865	$ 53,198,507
Republic Services, Inc.	931,903	123,477,148
		$ 176,675,655
Real Estate – 5.7%
Boston Properties, Inc., REIT	435,309	$ 56,067,799
Brixmor Property Group, Inc., REIT	4,456,206	115,014,677
Host Hotels & Resorts, Inc., REIT	4,917,338	95,543,877

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
Life Storage, Inc., REIT	1,357,589	$ 190,646,223
Spirit Realty Capital, Inc., REIT	1,275,128	58,681,391
STAG Industrial, Inc., REIT	1,259,756	52,090,911
Sun Communities, Inc., REIT	754,204	132,204,419
VICI Properties, Inc., REIT	4,790,319	136,332,479
W.P. Carey, Inc., REIT	1,258,887	101,768,425
		$ 938,350,201
Restaurants – 1.8%
Aramark	2,936,006	$ 110,393,825
Performance Food Group Co. (a)	1,297,945	66,078,380
Wendy's Co.	5,361,408	117,790,134
		$ 294,262,339
Specialty Chemicals – 3.3%
Ashland Global Holdings, Inc.	1,069,726	$ 105,271,736
Axalta Coating Systems Ltd. (a)	4,021,328	98,844,242
Corteva, Inc.	2,715,178	156,068,431
DuPont de Nemours, Inc.	1,983,611	145,954,097
Univar Solutions, Inc. (a)	1,408,805	45,278,993
		$ 551,417,499
Specialty Stores – 0.3%
Urban Outfitters, Inc. (a)	2,056,606	$ 51,641,377
Telecommunications - Wireless – 0.7%
Liberty Broadband Corp. (a)	792,464	$ 107,236,228
Telephone Services – 0.2%
Altice USA, Inc., “A” (a)	2,357,216	$ 29,418,056
Trucking – 0.9%
Knight-Swift Transportation Holdings, Inc.	1,519,170	$ 76,657,318
XPO Logistics, Inc. (a)	1,020,477	74,290,726
		$ 150,948,044
Utilities - Electric Power – 6.8%
Ameren Corp.	1,136,397	$ 106,548,583
CenterPoint Energy, Inc.	4,069,211	124,680,625
CMS Energy Corp.	1,937,687	135,521,829
Edison International	1,250,966	87,692,717
Eversource Energy	1,248,634	110,117,032
PG&E Corp. (a)	13,530,683	161,556,355
Pinnacle West Capital Corp.	1,478,891	115,501,387
Public Service Enterprise Group, Inc.	2,213,531	154,947,170

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – continued
Sempra Energy	785,611	$ 132,076,921
		$ 1,128,642,619
Total Common Stocks (Identified Cost, $11,352,474,535)		$15,953,840,221
Preferred Stocks – 0.3%
Consumer Products – 0.3%
Henkel AG & Co. KGaA (Identified Cost, $77,791,803)	875,034	$ 58,602,810
Investment Companies (h) – 2.6%
Money Market Funds – 2.6%
MFS Institutional Money Market Portfolio, 0.21% (v) (Identified Cost, $423,955,490)	423,961,422	$ 423,961,422

Other Assets, Less Liabilities – 0.4%		61,104,774
Net Assets – 100.0%		$16,497,509,227

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $423,961,422 and $16,012,443,031, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements

Financial Statements
Statement of Assets and Liabilities
At 3/31/22 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $11,430,266,338)	$16,012,443,031
Investments in affiliated issuers, at value (identified cost, $423,955,490)	423,961,422
Receivables for
Investments sold	2,938,081
Fund shares sold	51,467,259
Dividends	20,631,525
Other assets	82,875
Total assets	$16,511,524,193
Liabilities
Payable to custodian	$976
Payables for
Fund shares reacquired	10,601,087
Payable to affiliates
Investment adviser	543,942
Administrative services fee	3,196
Shareholder servicing costs	2,285,883
Distribution and service fees	43,781
Program manager fees	37
Payable for independent Trustees' compensation	17,776
Accrued expenses and other liabilities	518,288
Total liabilities	$14,014,966
Net assets	$16,497,509,227
Net assets consist of
Paid-in capital	$11,381,271,083
Total distributable earnings (loss)	5,116,238,144
Net assets	$16,497,509,227
Shares of beneficial interest outstanding	525,753,090

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,809,466,455	58,999,611	$30.67
Class B	10,744,143	373,239	28.79
Class C	110,847,602	3,876,478	28.59
Class I	3,822,498,440	121,136,524	31.56
Class R1	14,648,152	523,436	27.98
Class R2	81,067,364	2,712,219	29.89
Class R3	634,106,388	20,761,395	30.54
Class R4	650,218,447	21,082,169	30.84
Class R6	9,350,770,192	295,851,448	31.61
Class 529A	13,142,044	436,571	30.10

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $32.54 [100 / 94.25 x $30.67] and $31.94 [100 / 94.25 x $30.10], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R6, and 529A.
See Notes to Financial Statements

Financial Statements
Statement of Operations
Six months ended 3/31/22 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$101,618,919
Other	278,467
Dividends from affiliated issuers	109,330
Income on securities loaned	3,409
Foreign taxes withheld	(263,727)
Total investment income	$101,746,398
Expenses
Management fee	$48,421,548
Distribution and service fees	3,902,419
Shareholder servicing costs	4,338,543
Program manager fees	3,200
Administrative services fee	286,770
Independent Trustees' compensation	50,217
Custodian fee	84,338
Shareholder communications	327,482
Audit and tax fees	20,513
Legal fees	36,068
Miscellaneous	313,499
Total expenses	$57,784,597
Reduction of expenses by investment adviser and distributor	(1,109,691)
Net expenses	$56,674,906
Net investment income (loss)	$45,071,492
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$652,458,767
Foreign currency	19,484
Net realized gain (loss)	$652,478,251
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$391,043,443
Translation of assets and liabilities in foreign currencies	(5,208)
Net unrealized gain (loss)	$391,038,235
Net realized and unrealized gain (loss)	$1,043,516,486
Change in net assets from operations	$1,088,587,978
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	3/31/22 (unaudited)	9/30/21
Change in net assets
From operations
Net investment income (loss)	$45,071,492	$136,344,770
Net realized gain (loss)	652,478,251	744,741,468
Net unrealized gain (loss)	391,038,235	3,263,327,868
Change in net assets from operations	$1,088,587,978	$4,144,414,106
Total distributions to shareholders	$(900,270,010)	$(120,000,131)
Change in net assets from fund share transactions	$1,533,573,091	$884,549,817
Total change in net assets	$1,721,891,059	$4,908,963,792
Net assets
At beginning of period	14,775,618,168	9,866,654,376
At end of period	$16,497,509,227	$14,775,618,168
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	3/31/22 (unaudited)	9/30/21	9/30/20	9/30/19	9/30/18	9/30/17
Net asset value, beginning of period	$30.27	$21.56	$23.63	$24.10	$22.99	$20.49
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.21	$0.23	$0.24	$0.18	$0.13(c)
Net realized and unrealized gain (loss)	2.15	8.70	(1.79)	0.53	1.71	2.62
Total from investment operations	$2.20	$8.91	$(1.56)	$0.77	$1.89	$2.75
Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.20)	$(0.23)	$(0.19)	$(0.10)	$(0.24)
From net realized gain	(1.51)	—	(0.28)	(1.05)	(0.68)	(0.01)
Total distributions declared to shareholders	$(1.80)	$(0.20)	$(0.51)	$(1.24)	$(0.78)	$(0.25)
Net asset value, end of period (x)	$30.67	$30.27	$21.56	$23.63	$24.10	$22.99
Total return (%) (r)(s)(t)(x)	7.25(n)	41.55	(6.87)	3.98	8.37	13.51(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.00(a)	1.02	1.07	1.08	1.08	1.12(c)
Expenses after expense reductions	0.98(a)	1.01	1.06	1.06	1.07	1.10(c)
Net investment income (loss)	0.30(a)	0.75	1.04	1.05	0.78	0.60(c)
Portfolio turnover	10(n)	19	19	27	26	29
Net assets at end of period (000 omitted)	$1,809,466	$1,616,315	$1,141,479	$1,199,095	$1,131,758	$1,103,067
See Notes to Financial Statements

Financial Highlights – continued
Class B	Six months ended	Year ended
	3/31/22 (unaudited)	9/30/21	9/30/20	9/30/19	9/30/18	9/30/17
Net asset value, beginning of period	$28.40	$20.22	$22.18	$22.67	$21.73	$19.38
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.07)	$(0.01)	$0.06	$0.06	$0.00(w)	$(0.03)(c)
Net realized and unrealized gain (loss)	2.02	8.20	(1.69)	0.50	1.62	2.48
Total from investment operations	$1.95	$8.19	$(1.63)	$0.56	$1.62	$2.45
Less distributions declared to shareholders
From net investment income	$(0.05)	$(0.01)	$(0.05)	$(0.00)(w)	$—	$(0.09)
From net realized gain	(1.51)	—	(0.28)	(1.05)	(0.68)	(0.01)
Total distributions declared to shareholders	$(1.56)	$(0.01)	$(0.33)	$(1.05)	$(0.68)	$(0.10)
Net asset value, end of period (x)	$28.79	$28.40	$20.22	$22.18	$22.67	$21.73
Total return (%) (r)(s)(t)(x)	6.84(n)	40.52	(7.55)	3.17	7.59	12.69(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.75(a)	1.77	1.81	1.83	1.83	1.87(c)
Expenses after expense reductions	1.73(a)	1.76	1.80	1.81	1.82	1.85(c)
Net investment income (loss)	(0.50)(a)	(0.04)	0.28	0.30	0.02	(0.15)(c)
Portfolio turnover	10(n)	19	19	27	26	29
Net assets at end of period (000 omitted)	$10,744	$11,291	$10,677	$16,670	$19,816	$22,267
See Notes to Financial Statements

Financial Highlights – continued
Class C	Six months ended	Year ended
	3/31/22 (unaudited)	9/30/21	9/30/20	9/30/19	9/30/18	9/30/17
Net asset value, beginning of period	$28.24	$20.12	$22.09	$22.57	$21.65	$19.33
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.07)	$(0.00)(w)	$0.06	$0.06	$0.00(w)	$(0.03)(c)
Net realized and unrealized gain (loss)	2.00	8.15	(1.69)	0.51	1.60	2.48
Total from investment operations	$1.93	$8.15	$(1.63)	$0.57	$1.60	$2.45
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.03)	$(0.06)	$—	$—	$(0.12)
From net realized gain	(1.51)	—	(0.28)	(1.05)	(0.68)	(0.01)
Total distributions declared to shareholders	$(1.58)	$(0.03)	$(0.34)	$(1.05)	$(0.68)	$(0.13)
Net asset value, end of period (x)	$28.59	$28.24	$20.12	$22.09	$22.57	$21.65
Total return (%) (r)(s)(t)(x)	6.81(n)	40.55	(7.58)	3.22	7.53	12.72(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.75(a)	1.77	1.81	1.83	1.83	1.87(c)
Expenses after expense reductions	1.73(a)	1.76	1.80	1.82	1.82	1.85(c)
Net investment income (loss)	(0.48)(a)	(0.02)	0.28	0.30	0.01	(0.15)(c)
Portfolio turnover	10(n)	19	19	27	26	29
Net assets at end of period (000 omitted)	$110,848	$108,116	$87,086	$119,427	$133,345	$157,336
See Notes to Financial Statements

Financial Highlights – continued
Class I	Six months ended	Year ended
	3/31/22 (unaudited)	9/30/21	9/30/20	9/30/19	9/30/18	9/30/17
Net asset value, beginning of period	$31.13	$22.16	$24.27	$24.72	$23.56	$20.99
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.30	$0.29	$0.30	$0.25	$0.19(c)
Net realized and unrealized gain (loss)	2.21	8.93	(1.84)	0.54	1.75	2.68
Total from investment operations	$2.30	$9.23	$(1.55)	$0.84	$2.00	$2.87
Less distributions declared to shareholders
From net investment income	$(0.37)	$(0.26)	$(0.28)	$(0.24)	$(0.16)	$(0.29)
From net realized gain	(1.51)	—	(0.28)	(1.05)	(0.68)	(0.01)
Total distributions declared to shareholders	$(1.87)	$(0.26)	$(0.56)	$(1.29)	$(0.84)	$(0.30)
Net asset value, end of period (x)	$31.56	$31.13	$22.16	$24.27	$24.72	$23.56
Total return (%) (r)(s)(t)(x)	7.40(n)	41.90	(6.64)	4.24	8.66	13.79(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.75(a)	0.77	0.82	0.83	0.83	0.87(c)
Expenses after expense reductions	0.73(a)	0.76	0.81	0.82	0.82	0.85(c)
Net investment income (loss)	0.58(a)	1.03	1.28	1.31	1.04	0.85(c)
Portfolio turnover	10(n)	19	19	27	26	29
Net assets at end of period (000 omitted)	$3,822,498	$3,056,701	$1,651,249	$1,772,356	$1,389,171	$1,077,307
See Notes to Financial Statements

Financial Highlights – continued
Class R1	Six months ended	Year ended
	3/31/22 (unaudited)	9/30/21	9/30/20	9/30/19	9/30/18	9/30/17
Net asset value, beginning of period	$27.68	$19.74	$21.69	$22.22	$21.31	$19.04
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.07)	$(0.00)(w)	$0.06	$0.06	$0.01	$(0.03)(c)
Net realized and unrealized gain (loss)	1.97	7.98	(1.66)	0.49	1.58	2.42
Total from investment operations	$1.90	$7.98	$(1.60)	$0.55	$1.59	$2.39
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.04)	$(0.07)	$(0.03)	$—	$(0.11)
From net realized gain	(1.51)	—	(0.28)	(1.05)	(0.68)	(0.01)
Total distributions declared to shareholders	$(1.60)	$(0.04)	$(0.35)	$(1.08)	$(0.68)	$(0.12)
Net asset value, end of period (x)	$27.98	$27.68	$19.74	$21.69	$22.22	$21.31
Total return (%) (r)(s)(t)(x)	6.83(n)	40.46	(7.56)	3.20	7.60	12.64(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.75(a)	1.77	1.82	1.83	1.83	1.87(c)
Expenses after expense reductions	1.73(a)	1.76	1.80	1.82	1.82	1.85(c)
Net investment income (loss)	(0.47)(a)	(0.00)(w)	0.28	0.30	0.03	(0.14)(c)
Portfolio turnover	10(n)	19	19	27	26	29
Net assets at end of period (000 omitted)	$14,648	$13,789	$10,476	$13,348	$13,538	$13,470
See Notes to Financial Statements

Financial Highlights – continued
Class R2	Six months ended	Year ended
	3/31/22 (unaudited)	9/30/21	9/30/20	9/30/19	9/30/18	9/30/17
Net asset value, beginning of period	$29.51	$21.01	$23.04	$23.49	$22.42	$20.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00(w)	$0.13	$0.17	$0.17	$0.11	$0.08(c)
Net realized and unrealized gain (loss)	2.09	8.51	(1.75)	0.52	1.67	2.55
Total from investment operations	$2.09	$8.64	$(1.58)	$0.69	$1.78	$2.63
Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.14)	$(0.17)	$(0.09)	$(0.03)	$(0.20)
From net realized gain	(1.51)	—	(0.28)	(1.05)	(0.68)	(0.01)
Total distributions declared to shareholders	$(1.71)	$(0.14)	$(0.45)	$(1.14)	$(0.71)	$(0.21)
Net asset value, end of period (x)	$29.89	$29.51	$21.01	$23.04	$23.49	$22.42
Total return (%) (r)(s)(t)(x)	7.09(n)	41.24	(7.08)	3.70	8.11	13.23(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.25(a)	1.27	1.32	1.33	1.33	1.37(c)
Expenses after expense reductions	1.23(a)	1.26	1.30	1.31	1.32	1.35(c)
Net investment income (loss)	0.01(a)	0.48	0.78	0.80	0.50	0.36(c)
Portfolio turnover	10(n)	19	19	27	26	29
Net assets at end of period (000 omitted)	$81,067	$83,472	$66,086	$82,671	$97,398	$138,364
See Notes to Financial Statements

Financial Highlights – continued
Class R3	Six months ended	Year ended
	3/31/22 (unaudited)	9/30/21	9/30/20	9/30/19	9/30/18	9/30/17
Net asset value, beginning of period	$30.15	$21.48	$23.54	$24.01	$22.91	$20.42
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.21	$0.23	$0.23	$0.18	$0.13(c)
Net realized and unrealized gain (loss)	2.14	8.67	(1.78)	0.53	1.70	2.61
Total from investment operations	$2.18	$8.88	$(1.55)	$0.76	$1.88	$2.74
Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.21)	$(0.23)	$(0.18)	$(0.10)	$(0.24)
From net realized gain	(1.51)	—	(0.28)	(1.05)	(0.68)	(0.01)
Total distributions declared to shareholders	$(1.79)	$(0.21)	$(0.51)	$(1.23)	$(0.78)	$(0.25)
Net asset value, end of period (x)	$30.54	$30.15	$21.48	$23.54	$24.01	$22.91
Total return (%) (r)(s)(t)(x)	7.24(n)	41.55	(6.85)	3.95	8.37	13.52(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.00(a)	1.02	1.07	1.08	1.08	1.12(c)
Expenses after expense reductions	0.98(a)	1.01	1.06	1.07	1.07	1.10(c)
Net investment income (loss)	0.28(a)	0.75	1.04	1.05	0.77	0.61(c)
Portfolio turnover	10(n)	19	19	27	26	29
Net assets at end of period (000 omitted)	$634,106	$606,828	$405,406	$405,908	$401,520	$404,189
See Notes to Financial Statements

Financial Highlights – continued
Class R4	Six months ended	Year ended
	3/31/22 (unaudited)	9/30/21	9/30/20	9/30/19	9/30/18	9/30/17
Net asset value, beginning of period	$30.47	$21.69	$23.77	$24.24	$23.11	$20.59
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.28	$0.28	$0.29	$0.24	$0.19(c)
Net realized and unrealized gain (loss)	2.16	8.76	(1.79)	0.53	1.72	2.63
Total from investment operations	$2.24	$9.04	$(1.51)	$0.82	$1.96	$2.82
Less distributions declared to shareholders
From net investment income	$(0.36)	$(0.26)	$(0.29)	$(0.24)	$(0.15)	$(0.29)
From net realized gain	(1.51)	—	(0.28)	(1.05)	(0.68)	(0.01)
Total distributions declared to shareholders	$(1.87)	$(0.26)	$(0.57)	$(1.29)	$(0.83)	$(0.30)
Net asset value, end of period (x)	$30.84	$30.47	$21.69	$23.77	$24.24	$23.11
Total return (%) (r)(s)(t)(x)	7.35(n)	41.92	(6.64)	4.23	8.69	13.80(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.75(a)	0.77	0.82	0.83	0.83	0.87(c)
Expenses after expense reductions	0.73(a)	0.76	0.81	0.82	0.82	0.85(c)
Net investment income (loss)	0.53(a)	1.00	1.29	1.29	1.02	0.85(c)
Portfolio turnover	10(n)	19	19	27	26	29
Net assets at end of period (000 omitted)	$650,218	$607,641	$437,597	$373,705	$428,566	$519,736
See Notes to Financial Statements

Financial Highlights – continued
Class R6	Six months ended	Year ended
	3/31/22 (unaudited)	9/30/21	9/30/20	9/30/19	9/30/18	9/30/17
Net asset value, beginning of period	$31.20	$22.20	$24.31	$24.76	$23.60	$21.02
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.33	$0.32	$0.33	$0.28	$0.23(c)
Net realized and unrealized gain (loss)	2.22	8.96	(1.84)	0.54	1.75	2.67
Total from investment operations	$2.32	$9.29	$(1.52)	$0.87	$2.03	$2.90
Less distributions declared to shareholders
From net investment income	$(0.40)	$(0.29)	$(0.31)	$(0.27)	$(0.19)	$(0.31)
From net realized gain	(1.51)	—	(0.28)	(1.05)	(0.68)	(0.01)
Total distributions declared to shareholders	$(1.91)	$(0.29)	$(0.59)	$(1.32)	$(0.87)	$(0.32)
Net asset value, end of period (x)	$31.61	$31.20	$22.20	$24.31	$24.76	$23.60
Total return (%) (r)(s)(t)(x)	7.43(n)	42.14	(6.52)	4.39	8.80	13.95(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.63(a)	0.64	0.68	0.68	0.69	0.72(c)
Expenses after expense reductions	0.61(a)	0.63	0.66	0.68	0.68	0.70(c)
Net investment income (loss)	0.65(a)	1.13	1.44	1.45	1.18	1.01(c)
Portfolio turnover	10(n)	19	19	27	26	29
Net assets at end of period (000 omitted)	$9,350,770	$8,659,522	$6,048,320	$5,084,448	$4,127,556	$3,354,746
See Notes to Financial Statements

Financial Highlights – continued
Class 529A	Six months ended	Year ended
	3/31/22 (unaudited)	9/30/21	9/30/20	9/30/19	9/30/18	9/30/17
Net asset value, beginning of period	$29.74	$21.18	$23.22	$23.70	$22.63	$20.17
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.20	$0.21	$0.22	$0.17	$0.12(c)
Net realized and unrealized gain (loss)	2.11	8.56	(1.75)	0.53	1.68	2.58
Total from investment operations	$2.15	$8.76	$(1.54)	$0.75	$1.85	$2.70
Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.20)	$(0.22)	$(0.18)	$(0.10)	$(0.23)
From net realized gain	(1.51)	—	(0.28)	(1.05)	(0.68)	(0.01)
Total distributions declared to shareholders	$(1.79)	$(0.20)	$(0.50)	$(1.23)	$(0.78)	$(0.24)
Net asset value, end of period (x)	$30.10	$29.74	$21.18	$23.22	$23.70	$22.63
Total return (%) (r)(s)(t)(x)	7.22(n)	41.53	(6.90)	3.95	8.33	13.50(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.05(a)	1.07	1.12	1.13	1.14	1.22(c)
Expenses after expense reductions	1.02(a)	1.05	1.10	1.10	1.11	1.14(c)
Net investment income (loss)	0.27(a)	0.72	1.00	1.01	0.74	0.57(c)
Portfolio turnover	10(n)	19	19	27	26	29
Net assets at end of period (000 omitted)	$13,142	$10,471	$6,697	$7,165	$6,899	$6,637

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Mid Cap Value Fund (the fund) is a diversified series of MFS Series Trust XI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

Notes to Financial Statements (unaudited) - continued
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2022 in valuing the fund's assets and liabilities:

Notes to Financial Statements (unaudited) - continued
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$15,650,926,369	$—	$—	$15,650,926,369
Canada	112,890,353	—	—	112,890,353
Ireland	108,019,839	—	—	108,019,839
United Kingdom	82,003,660	—	—	82,003,660
Germany	—	58,602,810	—	58,602,810
Mutual Funds	423,961,422	—	—	423,961,422
Total	$16,377,801,643	$58,602,810	$—	$16,436,404,453
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from

Notes to Financial Statements (unaudited) - continued
securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At March 31, 2022, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Notes to Financial Statements (unaudited) - continued
Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 9/30/21
Ordinary income (including any short-term capital gains)	$120,000,131
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 3/31/22
Cost of investments	$11,866,405,813
Gross appreciation	4,758,066,132
Gross depreciation	(188,067,492)
Net unrealized appreciation (depreciation)	$ 4,569,998,640
As of 9/30/21
Undistributed ordinary income	262,523,449
Undistributed long-term capital gain	486,440,934
Other temporary differences	596
Net unrealized appreciation (depreciation)	4,178,955,197
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. Effective March 21, 2022, all

Notes to Financial Statements (unaudited) - continued
Class 529B and Class 529C shares were converted into Class 529A shares. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 3/31/22	Year ended 9/30/21
Class A	$96,432,800	$10,731,815
Class B	598,337	5,792
Class C	5,990,286	136,332
Class I	186,285,313	20,674,364
Class R1	786,024	18,908
Class R2	4,613,017	409,800
Class R3	35,510,416	4,299,628
Class R4	36,974,321	5,174,740
Class R6	532,361,947	78,484,359
Class 529A	634,419	60,407
Class 529B	8,727	1,176
Class 529C	74,403	2,810
Total	$900,270,010	$120,000,131
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.70%
In excess of $2.5 billion and up to $5 billion	0.65%
In excess of $5 billion and up to $10 billion	0.60%
In excess of $10 billion and up to $20 billion	0.55%
In excess of $20 billion	0.50%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. Effective March 1, 2022, MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until January 31, 2024. For the six months ended March 31, 2022, this management fee reduction amounted to $1,108,674, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended March 31, 2022 was equivalent to an annual effective rate of 0.59% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $215,018 and $2,031 for the six months ended March 31, 2022, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

Notes to Financial Statements (unaudited) - continued
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 2,182,463
Class B	0.75%	0.25%	1.00%	1.00%	56,991
Class C	0.75%	0.25%	1.00%	1.00%	564,981
Class R1	0.75%	0.25%	1.00%	1.00%	73,490
Class R2	0.25%	0.25%	0.50%	0.50%	211,426
Class R3	—	0.25%	0.25%	0.25%	791,824
Class 529A	—	0.25%	0.25%	0.24%	14,223
Class 529B	0.75%	0.25%	1.00%	0.87%	587
Class 529C	0.75%	0.25%	1.00%	1.00%	6,434
Total Distribution and Service Fees					$3,902,419
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended March 31, 2022 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended March 31, 2022, this rebate amounted to $83, $212, $11, $680, and $31 for Class A, Class C, Class R2, Class 529A, and Class 529C, respectively, and is included in the reduction of total expenses in the Statement of Operations. For the period from October 1, 2021 through October 31, 2021, the 0.75% distribution fee was not imposed for Class 529B shares due to the sales charge limitations contained in Financial Industry Regulatory Authority (“FINRA”) Rule 2341. Effective November 1, 2021, the 0.75% distribution fee was reinstated for Class 529B shares.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C and Class 529C shares are subject to a CDSC in the event of

Notes to Financial Statements (unaudited) - continued
a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2022, were as follows:
Amount
Class A	$18,281
Class B	11,280
Class C	8,839
Class 529B	—
Class 529C	17
The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended March 31, 2022, were as follows:
Fee
Class 529A	$2,844
Class 529B	34
Class 529C	322
Total Program Manager Fees	$3,200
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended March 31, 2022, the fee was $247,739, which equated to 0.0031% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended March 31, 2022, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $4,090,804.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended March 31, 2022 was equivalent to an annual effective rate of 0.0036% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay

Notes to Financial Statements (unaudited) - continued
compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended March 31, 2022, this reimbursement amounted to $278,467, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended March 31, 2022, purchases and sales of investments, other than in-kind transactions, and short-term obligations, aggregated $2,199,172,970 and $1,522,220,516, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 3/31/22		Year ended 9/30/21
	Shares	Amount	Shares	Amount
Shares sold
Class A	6,768,809	$209,950,080	12,812,889	$361,843,167
Class B	8,654	254,871	18,236	512,142
Class C	421,651	12,246,131	910,143	23,690,682
Class I	32,992,499	1,047,507,505	43,622,897	1,255,939,078
Class R1	84,004	2,370,914	137,608	3,599,147
Class R2	278,602	8,425,786	847,773	23,398,527
Class R3	2,646,398	82,118,289	9,294,689	243,086,841
Class R4	3,275,447	101,907,918	5,811,613	163,527,287
Class R6	35,861,709	1,148,088,064	60,669,022	1,756,653,187
Class 529A	83,947	2,528,420	75,386	2,076,543
Class 529B	548	15,502	—	—
Class 529C	1,702	47,968	5,428	139,153
	82,423,970	$2,615,461,448	134,205,684	$3,834,465,754

Notes to Financial Statements (unaudited) - continued
	Six months ended 3/31/22		Year ended 9/30/21
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	2,880,701	$88,437,532	373,341	$9,355,919
Class B	20,317	586,743	240	5,686
Class C	196,258	5,630,643	5,431	127,734
Class I	5,545,672	175,021,411	758,667	19,520,493
Class R1	27,992	786,024	820	18,908
Class R2	151,104	4,524,061	16,302	399,085
Class R3	1,161,599	35,510,092	172,191	4,299,614
Class R4	1,150,255	35,485,381	191,043	4,808,540
Class R6	15,220,378	480,963,955	2,725,450	70,180,340
Class 529A	20,806	626,890	2,418	59,565
Class 529B	314	8,727	52	1,176
Class 529C	2,666	74,342	123	2,810
	26,378,062	$827,655,801	4,246,078	$108,779,870
Shares reacquired
Class A	(4,041,146)	$(125,721,136)	(12,743,480)	$(357,480,384)
Class B	(53,349)	(1,553,226)	(148,930)	(3,866,035)
Class C	(570,298)	(16,475,965)	(1,414,436)	(36,666,331)
Class I	(15,580,889)	(496,425,732)	(20,723,098)	(594,758,697)
Class R1	(86,635)	(2,450,234)	(171,187)	(4,268,849)
Class R2	(546,524)	(16,565,118)	(1,180,445)	(31,809,912)
Class R3	(3,171,812)	(98,109,921)	(8,215,852)	(222,256,997)
Class R4	(3,287,707)	(102,882,771)	(6,235,789)	(173,971,830)
Class R6	(32,815,437)	(1,047,109,210)	(58,234,951)	(1,631,709,402)
Class 529A	(20,222)	(620,933)	(41,900)	(1,110,786)
Class 529B	(5,327)	(147,283)	(1,493)	(37,939)
Class 529C	(53,470)	(1,482,629)	(31,181)	(758,645)
	(60,232,816)	$(1,909,544,158)	(109,142,742)	$(3,058,695,807)

Notes to Financial Statements (unaudited) - continued
	Six months ended 3/31/22		Year ended 9/30/21
	Shares	Amount	Shares	Amount
Net change
Class A	5,608,364	$172,666,476	442,750	$13,718,702
Class B	(24,378)	(711,612)	(130,454)	(3,348,207)
Class C	47,611	1,400,809	(498,862)	(12,847,915)
Class I	22,957,282	726,103,184	23,658,466	680,700,874
Class R1	25,361	706,704	(32,759)	(650,794)
Class R2	(116,818)	(3,615,271)	(316,370)	(8,012,300)
Class R3	636,185	19,518,460	1,251,028	25,129,458
Class R4	1,137,995	34,510,528	(233,133)	(5,636,003)
Class R6	18,266,650	581,942,809	5,159,521	195,124,125
Class 529A	84,531	2,534,377	35,904	1,025,322
Class 529B	(4,465)	(123,054)	(1,441)	(36,763)
Class 529C	(49,102)	(1,360,319)	(25,630)	(616,682)
	48,569,216	$1,533,573,091	29,309,020	$884,549,817
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, and the MFS Conservative Allocation Fund were the owners of record of approximately 4%, 3%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, the MFS Lifetime 2065 Fund, and the MFS Lifetime Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B and Class 529B shares are closed to new and existing investors subject to certain exceptions. On December 29, 2021, the fund announced the termination of the fund's Class 529A, Class 529B, and Class 529C shares effective on or about June 9, 2022. In connection with the termination, all sales of Class 529B and Class 529C shares were suspended effective after the close of business on March 18, 2022, and Class 529B and Class 529C shares were converted into Class 529A shares of the fund effective March 21, 2022. In addition, effective after the close of business on or about May 13, 2022, all sales and redemptions of Class 529A shares will be suspended in anticipation of a complete redemption of Class 529A shares on or about May 20, 2022. Please see the fund’s prospectus for details.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks

Notes to Financial Statements (unaudited) - continued
under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of Daily Simple SOFR plus 0.10%, the Federal Funds Effective Rate, and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended March 31, 2022, the fund’s commitment fee and interest expense were $26,910 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$234,363,157	$1,284,918,368	$1,095,320,103	$—	$—	$423,961,422

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$109,330	$—
(8) Redemptions In-Kind
On February 22, 2022, the fund recorded a redemption in-kind of portfolio securities and cash that was valued at $259,680,998. The redeeming shareholder generally receives a pro rata share of the securities held by the fund. The distribution of such securities generated a realized gain of $127,187,277 for the fund, which is included in Net realized gain in the Statement of Operations. For tax purposes, no gains were recognized with respect to the portfolio securities redeemed in-kind.
(9) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this

Notes to Financial Statements (unaudited) - continued
could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
(10) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2022 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2021 to December 31, 2021 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

1(b):

Not applicable.

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1(a) of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4) Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XI

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President

Date: May 13, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: May 13, 2022

By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 13, 2022

*	Print name and title of each signing officer under his or her signature.